SIGNIFICANT ACCOUNTING POLICIES - Share based compensation expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total share-based compensation expenses	$ 15,122	$ 14,164	$ 8,771
Cost of revenues
Total share-based compensation expenses	425	411	181
Research and development expenses, net
Total share-based compensation expenses	3,481	2,772	1,535
Selling and marketing expenses
Total share-based compensation expenses	6,032	6,170	3,635
General and administrative expenses
Total share-based compensation expenses	$ 5,184	$ 4,811	$ 3,420